Loan Securitization (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Loan Securitization [Abstract]
Instruments issued by the securitization entity	$ 600
Class A notes annual interest rate of one-month LIBOR plus	one-month LIBOR plus 1.45%
Loans, unpaid balance due, payable date	Feb. 17, 2014
Expected average term, years	2.93
Net yield rate	0.00%
Outstanding balance of loans transferred to securitization		597.9
Securitized loans		593.9
Securitized loans, maintained as seller's interests		4.0
Gain on sales of premium finance receivables, changes in the fair value		2.4
Servicing fee income reported in other non-interest income		2.8
Gain on sales from securitization		$ 5.7
Class A notes annual interest rate of one-month LIBOR plus	1.45%